Annual Total Returns (Bar Chart) (Invesco Basic Balanced Fund, Institutional Class, Invesco Basic Balanced Fund)	12 Months Ended
May 02, 2011
Invesco Basic Balanced Fund | Institutional Class, Invesco Basic Balanced Fund
Annual Total Return
'05	5.28%
'06	11.22%
'07	2.89%
'08	(38.44%)
'09	35.52%
'10	8.26%